Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based payments
Share-based payments

26. Share-based payments

The Group has several equity-based incentive programs for executives and other eligible employees. The programs consist of performance share plans, restricted share plans and employee share purchase plans. The equity-based incentive grants are generally conditional on continued employment as well as the fulfillment of the performance and other conditions determined in the relevant plan rules. In 2020, the share-based payment expense, including social security costs, for all equity-based incentive grants in the consolidated income statement amounts to EUR 76 million (EUR 77 million in 2019 and EUR 62 million in 2018).

Active share-based payment plans by instrument

	Performance shares		Restricted shares
	Number of	Weighted average grant	Number of	Weighted average grant
	performance	date fair value	restricted	date fair value
	shares outstanding at target	EUR(1)	shares outstanding	EUR(1)
As of January 1, 2018	60 516 243		5 568 702
Granted	36 943 251	4.39	1 479 350	4.47
Forfeited	(4 146 246)		(1 431 215)
Vested(2)	(10 169 717)		(2 034 789)
As of December 31, 2018	83 143 531		3 582 048
Granted	31 979 747	4.02	2 060 342	4.18
Forfeited	(4 964 055)		(451 540)
Vested(2)	(18 933 700)		(1 915 675)
As of December 31, 2019	91 225 523		3 275 175
Granted	38 753 394	2.63	3 830 700	3.06
Forfeited	(4 752 172)		(1 100 107)
Vested(2)	(25 754 552)		(1 478 175)
As of December 31, 2020(3)	99 472 193		4 527 593

(1)   The fair values for the 2017-2019 performance shares and all restricted shares are estimated based on the grant date market price of the Nokia share less the present value of dividends expected to be paid during the vesting period. The fair value for the 2020 performance shares is estimated based on the dividend-adjusted price of the Nokia share at the settlement date of the plan and the target payout levels.

(2)   Vested performance shares at target are multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settlement.

(3)   Includes 31 549 004 performance shares for the Performance Share Plan 2018 and 380 567 Restricted Shares that vested on January 1, 2021.

Performance shares

In 2020, the Group administered four global performance share plans, the Performance Share Plans of 2017, 2018, 2019 and 2020. The performance shares represent a commitment by the Group to deliver Nokia shares to eligible participants at a future point in time, subject to the fulfillment of predetermined criteria.

The 2020 Performance Share Plan is a three-year plan where the Group’s actual total shareholder return (“TSR”)  is compared to the target TSR to determine the number of Nokia shares that will be delivered at settlement. TSR is calculated based on the growth in the Nokia share price plus any dividends paid during the plan period. The 2020 Performance Share Plan does not include a minimum payout guarantee.

Global performance share plans as of December 31, 2020:

	Performance shares	Confirmed payout	Performance	Restriction	Settlement
Plan	outstanding at target	(% of target)	period	period	year
2017	-	29	2017-2018	2019	2020
2018	31 549 004	57	2018-2019	2020	2021
2019	29 358 795	–	2019-2021	N/A	2022
2020	38 564 394	–	2020-2023	N/A	2023

For the 2017, 2018 and 2019 performance share plans, the number of performance shares at target is the amount of performance shares granted to an individual that will be settled if the target performance, with respect to the performance criteria, is achieved. Any additional payout beyond the minimum amount will be determined based on the financial performance against the established performance criteria during the applicable performance periods. At maximum performance, the settlement amounts to two times the amount at target. Until the Nokia shares are delivered, the participants do not have any shareholder rights, such as voting or dividend rights, associated with the performance shares. The performance share grants are generally forfeited if the employment relationship with the Group terminates prior to vesting.

The 2019 performance share plan has a three-year performance period (2019-2021). The number of performance shares to be settled would be determined with reference to the performance targets during the performance period. Under the 2019 performance share plan, the performance criteria are: earnings per share (diluted), free cash flow and revenue relative to market (market share). The criteria exclude costs related to the acquisition of Alcatel-Lucent and related integration, goodwill impairment charges, intangible asset amortization and other purchase price fair value adjustments, restructuring and associated charges and certain other items.

The Performance Share Plan 2019 includes a minimum payout guarantee for performance shares granted to non-executive participants, such that 25% of the performance shares granted will settle, regardless of the satisfaction of the applicable performance criteria. Performance shares granted to executive participants under the Performance Share Plan 2019 do not include a minimum payout guarantee.

Restricted shares

In 2020, the Group administered four global restricted share plans: The Restricted Share Plans 2017, 2018, 2019 and 2020. Restricted shares are granted on a limited basis for purposes related to retention and recruitment of individuals deemed critical to the Group's future success. The vesting schedule for the plans follow a tranche vesting schedule whereby each plan vests in three equal tranches on the first, second and the third anniversary of the award subject to continued employment with the Group. Restricted Share Plan participants do not have any shareholder rights, such as voting or dividend rights, until the Nokia shares are delivered. The restricted share grants are generally forfeited if the employment relationship with the Group terminates prior to vesting of the applicable tranche or tranches.

Employee share purchase plan

The Group offers a voluntary Employee Share Purchase Plan to its employees. Participating employees make contributions from their net salary to purchase Nokia shares on a monthly basis during a 12‑month savings period. The Group intends to deliver one matching share for every two purchased shares the employee holds as of the end of the Plan cycle. In 2020,  6 340 859 matching shares were issued as a settlement to the participants of the Employee Share Purchase Plan 2019 (4 524 101  matching shares issued under the 2018 Plan in 2019 and 3 980 286 matching shares issued under the 2017 Plan in 2018).

Legacy equity compensation programs

Stock options

In 2020, the Group no longer administered any global stock option plan.  The last stock option plan administered by the Group was the Stock Option Plan 2011. The last stock options under this Plan were granted in 2013. The final subscription period ended on December 27, 2019. Each stock option entitled the holder to subscribe for one new Nokia share. The stock options were non-transferable and could be exercised for shares only. Shares were eligible for dividends for the financial year in which the share subscription took place. Other shareholder rights commenced on the date on which the subscribed shares were entered in the Trade Register. The stock option grants were generally forfeited if the employment relationship with the Group was terminated.

Reconciliation of stock options outstanding and exercisable:

	Outstanding			Exercisable
		Weighted	Weighted		Weighted
		average exercise	average share		average exercise
	Number	price	price	Number of	price
	of shares	EUR	EUR	options	EUR
As of January 1, 2018	447 500	2.07		447 500	2.07
Exercised	(424 500)	2.06	5.07
As of December 31, 2018	23 000	2.35		23 000	2.35
Exercised	(23 000)	2.35	5.34
As of December 31, 2019	–	–		–	–
As of December 31, 2020	–	–		–	–